Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	₪ 170,396	₪ 226,619
Trade payables and other payables		128,952	174,463
Lease liability	[2]	25,281	27,451
Total Financial Liabilities Undiscounted Amount		324,629	429,623
Short term loan from related party			1,090
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	88,194	126,935
Trade payables and other payables		128,952	174,463
Lease liability	[2]	4,640	4,349
Total Financial Liabilities Undiscounted Amount		221,786	306,837
Short term loan from related party			1,090
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	82,202	99,684
Trade payables and other payables
Lease liability	[2]	20,641	23,102
Total Financial Liabilities Undiscounted Amount		₪ 102,843	122,786
Short term loan from related party

[1]	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.
[2]	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.